Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Principal/controlling:
Accounts receivable trade	$ 208	$ 177	$ 74
Accrued income from related parties			204
Principal shareholder convertible loan		$ 3,000	$ 400